Significant accounting policies, and significant accounting estimates and assessments	12 Months Ended
Dec. 31, 2019
Significant accounting policies, and significant accounting estimates and assessments
Significant accounting policies, and significant accounting estimates and assessments

Note 1 – Significant accounting policies, and significant accounting estimates and assessments

Significant accounting policies

Basis of preparation

The consolidated financial statements of Zealand have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as adopted by the EU and additional requirements under the Danish Financial Statements Act.

The Board of Directors considered and approved the 2019 Annual Report of Zealand on March 12, 2020. The Annual Report will be submitted to the shareholders of Zealand for approval at the Annual General Meeting on April 2, 2020.

The consolidated financial statements are presented on a historical cost basis, except for cer- tain financial assets and liabilities measured at fair value.

Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and on the significance of the inputs to the fair value measurement as a whole. The inputs are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date
•	Level 2 inputs are inputs, other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
•	Level 3 inputs are fair value measures derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The consolidated financial statements are presented in Danish kroner (DKK), which is the functional currency of the Parent Company.

In the narrative sections of the financial statements, comparative figures for 2018 and 2017 are shown in brackets.

Implementation of new and revised standards and interpretations

The Group has adopted the following new and amended standards as described below. Other amendments effective for 2019 have no impact on the financial statements for Zealand.

IFRS 16 Leases

IFRS 16 replaces IAS 17 and requires all leases to be recognized as a right-of-use asset and lease liability, measured at the present value of future lease payments. The right-of-use asset is subsequently depreciated in a similar way to other depreciable assets over the lease term and interest calculated on the lease liability in a similar way to how it is calculated on finance leases under IAS 17. Consequently, the change impacts the presentation in the income statement and the statement of cash flows.

The Group leases properties, equipment and cars. The Group recognizes leases as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use. We refer to note 14 regarding the right-of-use assets and liabilities.

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases, which had previously been classified as “operating leases” under the principles of IAS 17, Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the Lessee’s incremental borrowing rate as of January 1, 2019.

The associated right-of-use assets were at the transition date measured at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the leases recognized in the statement of financial position as at December 31, 2018.

In the income statement, application of IFRS 16 results in recognition of a depreciation of the right-of-use asset and an interest expense rather than an operating lease expense.

•	Implementation method
•	The Group has adopted IFRS 16, Leases from January 1, 2019, using the modified retrospective approach whereby comparative figures are not restated.

IFRIC 23, Uncertainty over income tax treatments

IFRIC 23 provides guidance in respect of recognition and measurement of income tax balances if uncertainty over the tax treatment exist. Implementation of the interpretation has had no impact on the income tax balances recognized in the financial statements.

Annual improvements 2015-2017

Comprises minor changes to IFRS 3, IFRS 11, IAS 12 and IAS 23. The amendments have no impact on the accounting policies applied.

Standards and interpretations not yet applied

IASB has issued a number of new and amended standards which are not yet effective. None of these new standards or amendments are expected to impact the Group’s accounting policies.

Accounting policies

The accounting policies are apart from the application of IFRS 16, Leases, unchanged from last year. The accounting policies for specific line items and transactions are included in the respective notes to the financial statements except for basis and principles of consolidation, foreign currency translation, classification of income statement, segment reporting, classification of financial assets and the cash flow statement, which are included below.

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company and entities (including structured entities) controlled by the Company and its subsidiaries. Control is achieved when the Company:

•	has power over the investee;
•	is exposed, or has rights, to variable returns from its involvement with the investee; and
•	has the ability to use its power to affect its returns.

The Company reassesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

Principles of consolidation

The consolidated financial statements are prepared on the basis of the financial statements of the parent company and the individual subsidiaries, which are based on uniform accounting policies and accounting periods in all Group entities. Consolidation of Group entities is performed after elimination of all intra-Group transactions, balances, income and expenses.

Foreign currency translation

Transactions denominated in foreign currencies are translated at the exchange rates on the transaction dates.

Exchange differences arising between the rate on the transaction date and the rate on the payment day are recognized in the income statement as financial income or financial expenses.

Receivables, payables and other monetary items denominated in foreign currencies that have not been settled at the statement of financial position date are translated by applying the exchange rates at the statement of financial position date. Differences arising between the rate at the statement of financial position date and the rate at the date on which the receivable or payable arose are recognized in the income statement as financial income and financial expenses.

Non-monetary assets purchased in foreign currencies are measured at the exchange rate on the transaction date.

Consolidated financial statements

Income statement

The expenses recognized in the income statement is presented as an analysis using a classification based on their function.

Segment reporting

The Group is managed by a Corporate Management team reporting to the Chief Executive Officer. The Corporate Management team, including the Chief Executive Officer, represents the chief operating decision maker (CODM). No separate business areas or separate business units have been identified in connection with product candidates or geographical markets. Consequently, there is no segment reporting concerning business areas or geographical areas.

Statement of financial position

Financial assets

Financial assets include receivables, marketable securities and cash. Financial assets are divided into categories of which the following are relevant for the Group:

1.

Financial assets at amortized cost comprising of receivables with contractual cash flows solely comprising of payment of principal and interest and which are held for the purpose of collecting the contractual cash flow.

2.	Financial assets at fair value through the income statement, which are marketable securities held in a business model whose purpose is to regularly sell marketable securities within the portfolio.
3.	Equity investments. These investments are measured at fair value through the income statement.

Financial assets are assigned to the different categories by Management on initial recognition, depending on the cash flow characteristics and purpose for which the assets were acquired. All financial assets are recognized on their settlement date. All financial assets other than those classified at fair value through the income statement are initially recognized at fair value, plus transaction costs.

Statement of cash flows

The cash flow statement is prepared in accordance with the indirect method on the basis of the net loss for the year. The statement shows the cash flows broken down into operating, investing and financing activities, cash and cash equivalents at the beginning and end of the year, and the impact of the calculated cash flows on cash and cash equivalents.

Cash flows in foreign currencies are translated into Danish kroner at the exchange rate on the transaction date.

Cash flow from operating activities

Cash flow from operating activities is presented indirectly and is calculated as the net result adjusted for sale of royalties, non‑cash operating items, changes in net working capital, financial items paid, and income tax benefits received  and paid.

Cash flow from investing activities

Cash flow from investing activities includes cash flows from the sale of future royalties and milestone relating to the Sanofi license, purchase and sale of property, plant and equipment, investments and deposits, as well as transfers to and from restricted cash related to the royalty bond.

Cash flow from financing activities

Cash flow from financing activities includes proceeds from issuance of new shares and related costs, finance lease installments and loan financing.

Cash and cash equivalents

Cash and cash equivalents comprise cash and bank balances.

Significant accounting estimates and judgments

In applying our accounting policies, Management is required to make judgments based on the specific facts and circumstances relevant to the assessment.

In preparing the financial statements, Management makes a number of accounting estimates that form the basis for the recognition and measurement of our assets and liabilities.

In applying our accounting policies, Management is required to make judgements and estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates including assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The estimates used are based on assumptions assessed to be reasonable by Management. However, estimates are inherently uncertain and unpredictable. The assumptions may be incomplete or inaccurate, and unexpected events or circumstances may occur. Furthermore, we are subject to risks and uncertainties that may result in deviations in actual results compared with estimates.

No significant changes have been made to accounting estimates and assessments in 2019.

The following are the most significant accounting judgements and estimates applied by Management in these financial statements:

Revenue recognition (management judgement)

Revenue comprises license payments, milestone payments and royalty income. License payments which provide the buyer with the right to use the license as it exists at the date of transfer are recognized upon transfer of the associated licensing rights at the point at which the buyer obtains the right to use the license. Upon entering into agreements with multiple components, Management determines whether individual components are distinct, which is the case if the buyer can obtain benefits from the goods or service and the promise is distinct within the context of the contract. If no individual components are distinct, the contract is treated as a single performance obligation. When entering into licensing and development agreements, a critical judgment relates to whether the customer could continue development of the IP to the stage promised by Zealand under the promise to provide R&D services. If this is not the case, the IP and the R&D services are considered a single performance obligation.

Milestone payments are related to the collaborative research agreements with commercial partners and are recognized when it is highly probable that Zealand Pharma will become entitled to the milestone which is generally when the milestone is achieved. Royalty income from licenses is based on third-party sales of licensed products and is recognized in accordance with contract terms in the period in which the sales occur.

Revenue from transactions involving the rendering of services which are consumed by the customer simultaneously with delivery is recognized along with delivery of the services.

Employee incentive programs (management estimates)

In accordance with IFRS 2, Share-based Payment, the fair value of the warrants classified as equity settled is measured at the grant date and recognized as an expense in the income statement over the vesting period. The fair value of each warrant granted during the year is estimated using the Black– Scholes option pricing model. This requires the input of subjective assumptions such as:

•	The expected stock price volatility, which is based on the historical volatility of Zealand’s share price
•	The selection of the risk-free interest rate, which is determined as the interest rate on Danish government bonds with a maturity equal to the expected term
•	The duration of the warrants, which is assumed to be until the middle of the exercise period

The total fair value of the warrants is recognized in the income statement over the vesting period. An adjustment is made to reflect an expected attrition rate during the vesting period. The attrition rate is re-estimated at year-end based on the historical attrition rate resulting in recognition of an expense equal to grant date fair value of the number of warrants which actually vest.

Encycle Therapeutics, Inc. acquisition (management judgement)

As of October 2019, Zealand acquired all outstanding shares in Encycle Therapeutics, Inc. and all its intellectual property, including all rights to develop and commercialize the lead asset.

Zealand will not be acquiring any infrastructure or personnel costs with this transaction. The total future consideration for the acquisition could potentially reach USD 80 million in one-time contingent value rights ("earn-outs"), of which USD 10 million in earn-outs could be payable up to the successful completion of a Phase 2 study. All earn-outs are payable in cash and/or Zea- land equity at Zealand's discretion, are linked to the lead asset only, and contingent on certain future successful development, regulatory, and commercial-related milestones. There is also a potential mid-single digit royalty on global net sales from the lead asset. Management has assessed that this acquisition is an asset acquisition, and thus will be accounted for in accord- ance with IAS 38, Intangible Assets and is not considered a business combination under IFRS 3, Business Combinations.

Restatement (management judgement)

During Q1 2019 a restatement related to warrants was identified by Management. The Company grants, on a regular basis, equity settled warrants to Corporate Management and other employ-ees. Historically, the warrants  were deemed vested at grant date. Consequently, the full fair value at grant date has been recognized as an expense as of this date. Management has reconsidered the allocation of expenses of warrants. Management has concluded, the warrants vest at a future date as they become exercisable only upon continued employment during the time period from grant date up until the specified future date (i.e. the date upon which the warrants become exercisable). All warrants granted at one point in time vest on the same date (cliff vesting). The vesting period is typically 3 years resulting in straight-line recognition of the cost over 3 years rather than up front.

The restatement affects reported profit/loss for the year ended December 31, 2018 and prior years. While the impact on interim periods is significant, the full year impact is insignificant  as the impact between the quarterly interim periods primarily nets out the full year impact. Due to the fact that the warrants are equity settled, the counter-entry to the restated expense is equity. Consequently, the restatement has no impact on reported total equity in any periods. The value of warrants recognized in equity is presented as part of share premium. Consequently, the restatement results in a reduction of the share premium and a corresponding decrease in accumulated loss equal to the cumulative effect on reported profit/loss in prior years for warrants not fully vested as at January 1, 2018.

The impact of the restatements of warrants on the statement of cash flow is solely a reclassi-fication between “Net profit/loss for the period” and “Change in working capital”. Hence, there is no impact on the cash flow from operating activities. Therefore, the Company deemed it irrelevant to present restated statements of cash flow.

The nature and impact of each restatement in 2017 and 2018 per line item in the consolidated income statement and consolidated statement of financial position for Zealand is presented on page 58 and 59.

Income statement:

Research and development expenses and Administrative expenses

Warrant expenses recognized in staff expenses classified as Research and development expens-es and Administrative expenses, respectively, have been restated as described above.

The restatement has an opposing tax impact of 22% in 2018 because of the positive taxable income, whereas there is no recognized tax impact in 2017 due to the negative taxable income.

Statement of financial position:

Share premium/Retained Losses (Equity)

The counter-entry to the warrant expenses recognized in the income statement (debit) is Share Premium (credit) in Equity. The impact on the income statement is recognized in Retained losses (debit) in Equity, thus results in no net impact on Equity.

The restatement of Share premium and Retained losses impact shows the cumulative impact.

Consolidated income statement for the twelve month period ended December 31, 2018

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2018	Restatement	2018
Revenue	37,977	0	37,977
Royalty expenses	(3,356)	0	(3,356)
Research and development expenses	(438,215)	(4)	(438,219)
Administrative expenses	(43,542)	(1)	(43,543)
Other operating income	1,099,526	0	1,099,526
Operating result	652,390	(5)	652,385

Financial income	9,988	0	9,988
Financial expenses	(37,322)	0	(37,322)
Result before tax	625,056	(5)	625,051

Income tax	(43,774)	1	(43,773)
Net result for the year	581,282	(4)	581,278

Earnings per share - basic (DKK)	18.94	0.00	18.94
Earnings per share - diluted (DKK)	18.94	0.00	18.94

Consolidated statements of comprehensive income for the year ended December 31, 2018

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2018	Restatement	2018
Net result for the year	581,282	(4)	581,278
Other comprehensive income (loss)	0	0	0
Net result for the year	581,282	(4)	581,278

Consolidated income statement for the twelve month period ended December 31, 2017

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2017	Restatement	2017
Revenue	136,322	0	136,322
Royalty expenses	(14,163)	0	(14,163)
Research and development expenses	(324,667)	718	(323,949)
Administrative expenses	(47,470)	127	(47,343)
Other operating income	607	0	607
Operating result	(249,371)	845	(248,526)

Financial income	2,122	0	2,122
Financial expenses	(33,509)	0	(33,509)
Result before tax	(280,758)	845	(279,913)

Income tax	5,500	0	5,500
Net result for the year	(275,258)	845	(274,413)

Loss per share - basic (DKK)	(9.88)	(0.03)	(9.85)
Loss per share - diluted (DKK)	(9.88)	(0.03)	(9.85)

Consolidated statements of comprehensive income for the year ended December 31, 2017

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2017	Restatement	2017
Net result for the year	(275,258)	845	(274,413)
Other comprehensive income (loss)	0	0	0
Net result for the year	(275,258)	845	(274,413)

Consolidated statement of financial position as of December 31, 2018

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2018	Restatement	2018
Equity and liabilities
Share capital	30,787	0	30,787
Share premium	1,979,493	(22,016)	1,957,477
Retained losses	(893,999)	22,016	(871,983)
Equity	1,116,281	0	1,116,281

Royalty bond	0	0	0
Deferred revenue	0	0	0
Lease liabilities	0	0	0
Non-current liabilities	0	0	0

Trade payables	32,652	0	32,652
Corporate tax payables	0	0	0
Royalty bond	0	0	0
Lease liabilities	0	0	0
Deferred revenue	0	0	0
Other liabilities	80,864	0	80,864
Current liabilities	113,516	0	113,516

Total liabilities	113,516	0	113,516

Total equity and liabilities	1,229,797	0	1,229,797

Consolidated statement of financial position as of December 31, 2017

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2017	Restatement	2017
Equity and liabilities
Share capital	30,751	0	30,751
Share premium	1,959,199	(22,020)	1,937,179
Retained losses	(1,475,281)	22,020	(1,453,261)
Equity	514,669	0	514,669

Royalty bond	132,986	0	132,986
Deferred revenue	0	0	0
Lease liabilities	0	0	0
Non-current liabilities	132,986	0	132,986

Trade payables	29,428	0	29,428
Corporate tax payables	0	0	0
Royalty bond	2,748	0	2,748
Lease liabilities	0	0	0
Deferred revenue	0	0	0
Other liabilities	41,454	0	41,454
Current liabilities	73,630	0	73,630

Total liabilities	206,616	0	206,616

Total equity and liabilities	721,285	0	721,285

Change in accounting policies

Below is explained the impact of the adoption of IFRS 16, Leases on the Group’s financial statements.

As indicated above, the Group has adopted IFRS 16, Leases retrospectively from January 1, 2019, but has not changed comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The changes arise from the new leasing standard are therefore recognized in the opening statement of financial position on January 1, 2019. The new accounting policies are disclosed in note 14.

On adoption of IFRS 16, the Group recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17, Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average lessee’s incremental borrowing rate applied to the lease liabilities was 2.1%.

No leases were previously classified as finance leases under the principles of IAS 17.

Practical expedients applied

In applying IFRS 16 for the first time, the Group has used the following practical expedients permitted by the standard:

•	applying a single discount rate to a portfolio of leases with reasonably similar characteristics
•	relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review – there were no onerous contracts as at January 1, 2019, and
•	using hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Group has also elected not to reassess whether a contract is, or contains a lease at the date of initial application. Instead, for contracts entered into before the transition date the Group relied on its assessment made applying IAS 17 and IFRIC 4, Determining Whether an Arrangement Contains a Lease.

Measurement of lease liabilities

DKK thousand	Jan 1, 2019

Reconciliation
Operating lease obligations disclosed at December 31, 2018	67,507
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	(11,723)
Initial recognition of lease liabilities during 2019	(32,198)
Adjustments as a result of recognition of non-lease components	1,241
Adjustments as a result of a different treatment of extension and termination options	4,529
Adjustments as a result of lease liabilities to be recognized in subsequent years	(19,308)
Lease liabilities recognized at January 1, 2019	10,048

Of which are:
- Current lease liabilities	7,118
- Non-current lease liabilities	2,930
10,048